Schedule of other provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Balance	$ 2,287	$ 1,854
Foreign exchange	(1)	5
Additional provisions	1,003	1,152
Disposals and transfers to assets held for sale		(724)
Provisions utilized	(225)
Balance	3,064	2,287
Employee Entitlements [member]
IfrsStatementLineItems [Line Items]
Balance	24	578
Foreign exchange	(1)	4
Additional provisions	37	63
Disposals and transfers to assets held for sale		(621)
Provisions utilized
Balance	60	24
Remediation provision [member]
IfrsStatementLineItems [Line Items]
Balance
Foreign exchange
Additional provisions
Disposals and transfers to assets held for sale
Provisions utilized
Balance
Fiscal provision [member]
IfrsStatementLineItems [Line Items]
Balance	2,038	1,174
Foreign exchange
Additional provisions	155	864
Disposals and transfers to assets held for sale
Provisions utilized
Balance	2,193	2,038
Litigation provision [member]
IfrsStatementLineItems [Line Items]
Balance	225
Foreign exchange
Additional provisions	811	225
Disposals and transfers to assets held for sale
Provisions utilized	(225)
Balance	811	225
Warranty provision [member]
IfrsStatementLineItems [Line Items]
Balance		102
Foreign exchange		1
Additional provisions
Disposals and transfers to assets held for sale		(103)
Provisions utilized
Balance